Term Deposits (Tables)	12 Months Ended
Mar. 31, 2023
Term Deposit [Abstract]
Schedule of Term Deposits

	As at March 31
Particulars	2022	2023
Term deposits	264,185	202,674
Total	264,185	202,674
Non-current	6	5,618
Current	264,179	197,056
Total	264,185	202,674